Internally Developed Software	6 Months Ended	12 Months Ended
	Nov. 30, 2025	May 31, 2025
Internally Developed Software
Internally Developed Software

Note 7 – Internally Developed Software

In accordance with ASC 350-40, the Company has capitalized internally developed software for its development of a mobile application. The software completed its application development stage and all related costs as of March 1, 2025 and any additional costs since then are being expensed as incurred. The software has been completed and placed into service; the Company began amortizing the software over its estimated useful life of three years on March 1, 2025.

As of November 30, 2025 and May 31, 2025, the Company has capitalized internally developed software of $395,249 and $473,895, respectively. The Company recorded amortization expense of $63,504 and $0 for the six months ended November 30, 2025 and 2024, respectively. The decrease in value is primarily attributed to amortization over the asset’s useful life, other changes in value are the result of the impact of cumulative translation adjustments (CTA) resulting from the remeasurement of foreign currency values to USD.

 Note 9 – Internally Developed Software

In accordance with ASC 350-40, the Company has capitalized internally developed software for its development of a mobile application. The software completed its application development stage and all related costs as of March 1, 2025 and any additional costs since then are being expensed as incurred. The software has been completed and placed into service; the Company began amortizing the software over its estimated useful life of three years on March 1, 2025.

As of May 31, 2025 and May 31, 2024, the Company has capitalized internally developed software of $473,895 and $521,372, respectively.  The Company recorded amortization expense of $43,081 and $0 for the years ended May 31, 2025 and 2024, respectively.  The decrease in value is primarily attributed to amortization over the asset’s useful life, other changes in value are the result of the impact of cumulative translation adjustments (CTA) resulting from the remeasurement of foreign currency values to USD.